Other Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other assets
27	Other assets

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepaid income tax and value-added tax	553,938	697,820
Recoverable value-added tax	500,436	646,257
Derivative financial assets (a )(b )	38,403	447,443
Prepayments	114,380	101,879
Repossessed assets	37,085	30,077
Deferred expenses	24,133	29,277
Others	12,210	30,536

	1,280,585	1,983,289
Less: Provisions for impairment	(31,161)	(24,548)

	1,249,424	1,958,741

(a)	Interest rate swap

As of December 31,
	2021	2022
	(’000)	(’000)
Carrying amount	RMB38,403	RMB222,086
Notional amount	USD1,290,000	USD1,290,000
Maturity date	18/05/2023	18/05/2023
Pay type	Fixed	Fixed
Receive type	1 month	1 month

(b)	Foreign currency swap

As of December 31, 2022
(’000)
Carrying amount	RMB225,357
Notional amount	USD1,050,000
Maturity date	06/04/2023-15/05/2023
Pay side	RMB
Receive side	USD